Goodwill and Other Intangible Assets - Schedule of Carrying Values of Intangible Assets and Related Accumulated Amortization (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets Not Subject to Amortization
Total intangible assets not subject to amortization	$ 883	$ 895
Intangible Assets Subject to Amortization
Total intangible assets subject to amortization	1,065	1,165
Total Intangible assets, net	1,948	2,060
Publishing Rights
Intangible Assets Subject to Amortization
Total intangible assets subject to amortization	285	319
Finite lived intangible assets, accumulated amortization	$ 373	341
Publishing Rights | Minimum
Intangible Assets Subject to Amortization
Finite lived intangible asset useful life	3 years
Publishing Rights | Maximum
Intangible Assets Subject to Amortization
Finite lived intangible asset useful life	30 years
Customer Relationships
Intangible Assets Subject to Amortization
Total intangible assets subject to amortization	$ 750	810
Finite lived intangible assets, accumulated amortization	$ 607	548
Customer Relationships | Minimum
Intangible Assets Subject to Amortization
Finite lived intangible asset useful life	3 years
Customer Relationships | Maximum
Intangible Assets Subject to Amortization
Finite lived intangible asset useful life	25 years
Other
Intangible Assets Subject to Amortization
Total intangible assets subject to amortization	$ 30	36
Finite lived intangible assets, accumulated amortization	$ 95	89
Other | Minimum
Intangible Assets Subject to Amortization
Finite lived intangible asset useful life	3 years
Other | Maximum
Intangible Assets Subject to Amortization
Finite lived intangible asset useful life	15 years
Trademarks and tradenames
Intangible Assets Not Subject to Amortization
Total intangible assets not subject to amortization	$ 267	267
Newspaper mastheads
Intangible Assets Not Subject to Amortization
Total intangible assets not subject to amortization	281	281
Imprints
Intangible Assets Not Subject to Amortization
Total intangible assets not subject to amortization	222	225
Radio broadcast licenses
Intangible Assets Not Subject to Amortization
Total intangible assets not subject to amortization	$ 113	$ 122